Loans and Leases - Portfolio of Loans Held for Investment by Credit Quality Indicator (Details) - USD ($) $ in Thousands	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	$ 43,061,670		$ 42,821,790	[1]	$ 41,844,019	[1]
Multi-Family
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	32,195,256		32,236,385		31,158,672
Multi-Family | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	30,647,027		31,220,071		30,903,657
Multi-Family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	875,091		566,756		239,664
Multi-Family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	673,138		449,558		15,351
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	7,027,236		6,835,763		7,081,910
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	5,867,168		5,884,244		6,902,218
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	785,007		637,101		104,648
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	375,061		314,418		75,044
One-to-Four Family
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	208,108		235,989		380,361
One-to-Four Family | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	194,220		221,861		377,883
One-to-Four Family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	5,354		12,436		748
One-to-Four Family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	8,534		1,692		1,730
Acquisition, Development, and Construction
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	115,947		89,790		200,596
Acquisition, Development, and Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	101,958		68,233		158,751
Acquisition, Development, and Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	13,989		21,557		41,456
Acquisition, Development, and Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans					389
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	39,546,547	[2]	39,397,927	[1],[2]	38,821,539	[1]
Mortgage Receivable | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	36,810,373		37,394,409		38,342,509
Mortgage Receivable | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	1,679,441		1,237,850		386,516
Mortgage Receivable | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	1,056,733		765,668		92,514
Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	3,509,530	[3]	3,417,343	[3],[4],[5]	3,014,378	[4],[5]
Commercial and Industrial | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	3,450,432		3,388,293	[4]	2,960,557	[4]
Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	2,071		2,842	[4]	1,588	[4]
Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	57,027		26,208	[4]	52,233	[4]
Other
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	5,593		6,520		8,102
Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	5,589		6,507		7,850
Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	4		13		252
Total Other Loans
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	3,515,123		3,423,863		3,022,480
Total Other Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	3,456,021		3,394,800		2,968,407
Total Other Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	2,071		2,842		1,588
Total Other Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Non-Covered Loans	$ 57,031		$ 26,221		$ 52,485

[1]	Excludes accrued interest receivable of $219.1 million and $116.9 million at December 31, 2020 and December 31, 2019, respectively, which is included in other assets in the Consolidated Statements of Condition.
[2]	Excludes accrued interest receivable of $219.0 million and $219.1 million at March 31, 2021 and December 31, 2020, respectively, which is included in other assets in the Consolidated Statements of Condition.
[3]	Includes specialty finance loans and leases of $3.2 billion and $3.0 billion, respectively, at March 31, 2021 and December 31, 2020, and other C&I loans of $350.8 million and $393.3 million, respectively, at March 31, 2021 and December 31, 2020.
[4]	Includes lease financing receivables, all of which were classified as Pass.
[5]	Includes specialty finance loans and leases of $3.0 billion and $2.6 billion, respectively, at December 31, 2020 and December 31, 2019, and other C&I loans of $393.3 million and $420.1 million, respectively, at December 31, 2020 and December 31, 2019.